Series A Convertible Preferred Shares - First Tranche and Second Tranche of Series A Convertible Preferred Shares (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 11, 2023	Nov. 27, 2023	May 03, 2021	Dec. 31, 2023
Series A Convertible Preferred Shares
Net proceeds				$ 24,575
Fixed monetary amount per share				$ 1.81
Percentage of lowest daily average market price				92.50%
Number of days preceding the conversion considered for lowest daily average market price				5 days
Minimum
Series A Convertible Preferred Shares
Preferred stock conversion price				$ 1.06
Maximum
Series A Convertible Preferred Shares
Preferred stock conversion price				$ 1.42
ADS
Series A Convertible Preferred Shares
Number of shares issued			4,047,620
Preferred Shares
Series A Convertible Preferred Shares
Number of shares issuable		125,000
Issue price per share		$ 1,000
Net proceeds	$ 24,575			$ 24,575
Redemption price on percentage of conversion amount		105.00%
Maturity term of preferred shares		12 months
Preferred Shares | ADS
Series A Convertible Preferred Shares
Per share preferred stock convertible conversion ratio		$ 1,072.80
Fixed monetary amount per share		$ 1.81
Unpaid dividend in percentage		15.00%
Percentage of weighted average price		120.00%
Percentage of lowest daily average market price		92.50%
Number of days preceding the conversion considered for lowest daily average market price		5 days
First Tranche Preferred Shares Financing
Series A Convertible Preferred Shares
Number of shares issued	25,000	25,000
First Tranche Preferred Shares Financing | Class A ordinary shares
Series A Convertible Preferred Shares
Number of shares converted				354,751,230
First Tranche Preferred Shares Financing | ADS
Series A Convertible Preferred Shares
Number of shares converted				23,650,082
Second Tranche Of The Preferred Shares Financing | Minimum
Series A Convertible Preferred Shares
Number of shares issued		25,000
Second Tranche Of The Preferred Shares Financing | Maximum
Series A Convertible Preferred Shares
Number of shares issued		50,000
Pre-delivery Shares
Series A Convertible Preferred Shares
Price of nominal fee received				$ 6.00
Pre-delivery Shares | Class A ordinary shares
Series A Convertible Preferred Shares
Number of shares issued	120,000,000	120,000,000
Pre-delivery Shares | ADS
Series A Convertible Preferred Shares
Number of shares issued	8,000,000	8,000,000